Stock Option and bonus plans (Details 1)	12 Months Ended
Mar. 31, 2016 $ / shares shares
Exercisable, Weighted Average Exercise Price | $ / shares	$ 1.50
4.50
Exercisable, Weighted Average Exercise Price | $ / shares	$ 1.50
Outstanding, Number | shares	850,000
Outstanding, Weighted Average Remaining Life	6 years 6 months
Exercisable, Number | shares	850,000